Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details)			12 Months Ended
	Oct. 17, 2020 segment	Jul. 17, 2017 USD ($)	Jun. 28, 2020 USD ($) board_member segment	Jun. 30, 2019 USD ($)	Jun. 24, 2018 USD ($)	Jul. 01, 2019 USD ($)
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Prior period reclassification adjustment			$ 0
Number of operating segments | segment	2		1
Number of reportable segments | segment	2		1
Other-than-temporary impairment losses on investments			$ 0	$ 0	$ 0
Advertising costs			3,800,000	3,700,000	3,500,000
Net income from discontinued operations attributable to noncontrolling interest			1,100,000	0.0	100,000
Cash paid for interest			5,900,000	4,000,000.0	6,100,000
Cash paid for income taxes, net of refunds received			$ 3,600,000	$ 500,000
Cash refunds received, net of taxes					$ 5,400,000
Accounting Standards Update [Extensible List]				us-gaap:AccountingStandardsUpdate201409Member
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]			us-gaap:AccountingStandardsUpdate201602ModifiedRetrospectiveMember
Lease liability			$ 12,300,000
Right-of-use assets			$ 12,300,000
Cree Venture LED
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Payments to acquire interest in joint venture		$ 5,100,000
Ownership interest by parent (as a percent)		51.00%
Number of directors | board_member			5
Number of directors appointed by company | board_member			3
San'an Optoelectronics Co., Ltd. | Cree Venture LED
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Proceeds from issuing Cree Venture LED stock to noncontrolling interest		$ 4,900,000
Ownership interest by noncontrolling owners (as a percent)		49.00%
Number of directors appointed by company | board_member			2
Accounting Standards Update 2016-02
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Accounting Standards Update [Extensible List]			us-gaap:AccountingStandardsUpdate201602Member
Lease liability						$ 11,000,000.0
Right-of-use assets						$ 11,000,000.0
Accounting Standards Update 2018-10
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Accounting Standards Update [Extensible List]			us-gaap:AccountingStandardsUpdate201810Member
Reclassification out of Accumulated Other Comprehensive Income
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Currency translation gains (losses) reclassified to earnings				$ (5,200,000)
Minimum
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of finite-lived intangible assets			4 years
Number of renewal options | segment			1
Renewal term of leases			1 year
Maximum
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of finite-lived intangible assets			15 years
Renewal term of leases			5 years
Patents | Maximum
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of finite-lived intangible assets			20 years
Furniture and fixtures
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment			5 years
Buildings and building improvements | Minimum
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment			5 years
Buildings and building improvements | Maximum
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment			40 years
Machinery and equipment | Minimum
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment			3 years
Machinery and equipment | Maximum
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment			15 years
Vehicles
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment			5 years
Computer hardware/software
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment			3 years
Lextar
Basis of Presentation and Changes in Significant Accounting Policies [Line Items]
Common stock ownership interest (as a percent)			16.00%